Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
16.	Deposits

The weighted average nominal interest rate payable on deposit accounts at December 31, 2011 and 2010 was 0.41% and 0.64%, respectively. The stated rates and balances on deposits were (dollars in thousands):

	As of December 31,
	2011		2010
	Amount	Percent	Amount	Percent
Interest free checking	$846,636	25.81%	876,200	22.52%
Insured money fund savings
0.71% at December 31, 2011	523,575	15.96%	385,365	9.90%
0.46 at December 31, 2010
NOW accounts
0.36% at December 31, 2011	1,130,569	34.47%	1,516,781	38.98%
0.42% at December 31, 2010
Savings accounts
0.15% at December 31, 2011	414,906	12.65%	452,710	11.63%
0.33% at December 31, 2010

Total non-certificate accounts	2,915,686	88.90%	3,231,056	83.04%

Certificate accounts:
Less than 2.00%	314,808	9.60%	544,547	13.99%
2.01% to 3.00%	37,308	1.14%	65,353	1.68%
3.01% to 4.00%	5,108	0.16%	9,991	0.26%
4.01% to 5.00%	6,942	0.21%	38,965	1.00%
5.01% to 6.00%	—	0.00%	1,278	0.03%

Total certificate accounts	364,166	11.10%	660,134	16.96%

Total deposit accounts	$3,279,852	100.00%	3,891,190	100.00%

Included in the above table were Tampa branch deposits held for sale as follows (dollars in thousands):

	As of December 31, 2010
	Amount	Percent
Interest free checking	$85,516	25.07%
Savings accounts	34,406	10.09
NOW accounts	146,213	42.86
Insured money fund savings	31,331	9.18
Certificate accounts	43,680	12.80

Total deposits held for sale	$341,146	100.00%

BankAtlantic completed the Tampa branch sale to an unrelated financial institution in June 2011

Interest expense by deposit category was (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Money fund savings and NOW accounts	$7,310	9,287	9,961
Savings accounts	910	1,112	1,612
Certificate accounts - below $100,000	4,117	6,541	16,184
Certificate accounts, $100,000 and above	2,399	5,754	14,470
Less early withdrawal penalty	(124)	(183)	(343)

Total	$14,612	22,511	41,884

At December 31, 2011, the amounts of scheduled maturities of certificate accounts were (in thousands):

	For the Years Ended December 31,
Interest Rate	2012	2013	2014	2015	2016	Thereafter
0.00% to 2.00%	$258,057	37,938	11,803	2,418	4,215	377
2.01% to 3.00%	21,173	4,073	4,145	7,917	—	—
3.01% to 4.00%	1,877	1,840	779	610	2	—
4.01% to 5.00%	877	6,061	4	—	—	—

Total	$281,984	49,912	16,731	10,945	4,217	377

Time deposits of $100,000 and over had the following maturities (in thousands):

December 31, 2011
3 months or less	$30,988
4 to 6 months	29,768
7 to 12 months	40,497
More than 12 months	32,814

Total	$134,067

Included in deposits at December 31, was (in thousands):

	2011	2010
Brokered deposits	$752	14,065
Public deposits	29,196	214,421

Total institutional deposits	$29,948	228,486

As of December 31, 2011, BankAtlantic had a letter of credit with the FHLB securing public deposits.

Included in the Company’s consolidated statement of operations in “Financial Services - costs associated with debt redemptions” during the year ended December 31, 2011 was prepayment penalties of $1.1 million upon the repayment of $85 million of institutional certificate of deposit accounts.